Share-based payments - Expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based payments
Research and development expenses	€ (909)	€ (240)
Sales and marketing expenses	(199)	(82)
General and administrative expenses	(2,000)	(383)
Prior VSOP
Share-based payments
Research and development expenses	(45)	(369)	€ (1,840)
Sales and marketing expenses	(8)	(25)	(213)
General and administrative expenses	(78)	(230)	(3,135)
Total	(131)	(624)	€ (5,188)
LTIP
Share-based payments
General and administrative expenses	€ 5,564	€ 12,472